Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2012
Acquisitions, Dispositions and Impairments

6. ACQUISITIONS, DISPOSITIONS AND IMPAIRMENTS

ACQUISITIONS

2012

BlueStar Energy (Generation and Marketing segment)

In March 2012, we completed the acquisition of BlueStar Energy Holdings, Inc. (BlueStar) and its independent retail electric supplier BlueStar Energy Solutions for $70 million. This transaction also included goodwill of $15 million, intangible assets associated with sales contracts and customer accounts of $58 million and liabilities associated with supply contracts of $25 million. BlueStar has been in operation since 2002. Beginning in June 2012, BlueStar began doing business as AEP Energy. AEP Energy provides electric supply for retail customers in Ohio, Illinois and other deregulated electricity markets and also provides energy solutions throughout the United States, including demand response and energy efficiency services.

2010

Valley Electric Membership Corporation (Utility Operations segment)

In October 2010, SWEPCo purchased certain transmission and distribution assets of Valley Electric Membership Corporation (VEMCO) for approximately $102 million and began serving VEMCO's 30,000 customers in Louisiana.

Other Matters

Enron Bankruptcy

In February 2011, we reached a $425 million settlement covering all claims with BOA and Enron related to our purchase of Houston Pipeline Company (HPL) from Enron in 2001. As part of the settlement, we received title to the 55 billion cubic feet of natural gas in the Bammel storage facility and recorded this asset at fair value. Under the HPL sales agreement, we have a service obligation to the buyer for the right to use the cushion gas through May 2031. We recognized the obligation as a liability and will amortize it over the life of the agreement.

The settlement resulted in a pretax gain of $51 million and a net loss after tax of $22 million primarily due to an unrealized capital loss valuation allowance of $56 million.

DISPOSITIONS

2010

Texas Transmission Facilities (Utility Operations segment)

In 2010, TCC and TNC sold $66 million and $73 million, respectively, of transmission facilities to ETT. There were no gains or losses recorded on these sale transactions.

Intercontinental Exchange, Inc. (ICE) (All Other)

In April 2010, we sold our remaining 138,000 shares of ICE and recognized a $16 million gain. We recorded the gain in Interest and Investment Income on the statement of income for the year ended December 31, 2010.

IMPAIRMENTS

2012

Beckjord Plant Unit 6, Conesville Plant Unit 3, Kammer Plant Units 1-3, Muskingum River Plant Units 1-4, Sporn Plant Units 2 and 4 and Picway Plant Unit 5 (Utility Operations segment)

In October 2012, we filed applications with the FERC proposing to terminate the Interconnection Agreement and seeking to complete the corporate separation of OPCo's generation assets. Based on the intention to terminate the Interconnection Agreement and the FERC filing, we performed an evaluation of the recoverability of generation assets. As a result, in November 2012, we, using generating unit specific estimated future cash flows, concluded that OPCo had a material impairment of certain generation assets. Under a market-based value approach, using level 3 unobservable inputs, we determined that the fair value of these generating units was zero based on the lack of installed environmental control equipment and the nature and condition of these generating units. In the fourth quarter of 2012, OPCo recorded a pretax impairment of $287 million in Asset Impairments and Other Related Charges on the statement of income related to Beckjord Plant Unit 6, Conesville Plant Unit 3, Kammer Plant Units 1-3, Muskingum River Plant Units 1-4, Sporn Plant Units 2 and 4 and Picway Plant Unit 5 generating units which includes $13 million of related material and supplies inventory.

Turk Plant (Utility Operations segment)

In 2012, SWEPCo recorded a pretax write-off of $13 million in Asset Impairments and Other Related Charges on the statement of income related to unrecoverable construction costs subject to the Texas capital costs cap portion of the Turk Plant.

2011

Turk Plant (Utility Operations segment)

In the fourth quarter of 2011, SWEPCo recorded a pretax write-off of $49 million in Asset Impairments and Other Related Charges on the statement of income related to the Texas jurisdictional portion of the Turk Plant as a result of the November 2011 Texas Court of Appeals decision upholding the Texas capital cost cap.

Muskingum River Plant Unit 5 FGD Project (MR5) (Utility Operations segment)

In September 2011, subsequent to the stipulation agreement filed with the PUCO, we determined that OPCo was not likely to complete the previously suspended MR5 project and that the project's preliminary engineering costs were no longer probable of being recovered. As a result, in the third quarter of 2011, OPCo recorded a pretax write-off of $42 million in Asset Impairments and Other Related Charges on the statement of income.

Sporn Plant Unit 5 (Utility Operations segment)

In the third quarter of 2011, we decided to no longer offer the output of Sporn Unit 5 into the PJM market. Sporn Unit 5 is not expected to operate in the future, resulting in the removal of Sporn Unit 5 from the Interconnection Agreement. As a result, in the third quarter of 2011, OPCo recorded a pretax write-off of $48 million in Asset Impairments and Other Related Charges on the statement of income.

Appalachian Power Co [Member]
Acquisitions, Dispositions and Impairments

5. ACQUISITIONS AND IMPAIRMENTS

ACQUISITIONS

2011

Dresden Plant – Affecting APCo

In August 2011, APCo purchased the partially completed Dresden Plant from AEGCo, at cost, for $302 million. The Dresden Plant was completed and placed in service in January 2012. The Dresden Plant is located near Dresden, Ohio and is a natural gas, combined cycle power plant with a generating capacity of 608 MW.

Ohio Power Co [Member]
Acquisitions, Dispositions and Impairments

5. ACQUISITIONS AND IMPAIRMENTS

IMPAIRMENTS

2012

Beckjord Plant Unit 6, Conesville Plant Unit 3, Kammer Plant Units 1-3, Muskingum River Plant Units 1-4, Sporn Plant Units 2 and 4 and Picway Plant Unit 5 – Affecting OPCo

In October 2012, management filed applications with the FERC proposing to terminate the Interconnection Agreement and seeking to complete the corporate separation of OPCo's generation assets. Based on the intention to terminate the Interconnection Agreement and the FERC filing, management performed an evaluation of the recoverability of generation assets. As a result, in November 2012, management, using generating unit specific estimated future cash flows, concluded that OPCo had a material impairment of certain generation assets. Under a market-based value approach, using level 3 unobservable inputs, management determined that the fair value of these generating units was zero based on the lack of installed environmental control equipment and the nature and condition of these generating units. In the fourth quarter of 2012, OPCo recorded a pretax impairment of $287 million in Asset Impairments and Other Related Charges on the statement of income related to Beckjord Plant Unit 6, Conesville Plant Unit 3, Kammer Plant Units 1-3, Muskingum River Plant Units 1-4, Sporn Plant Units 2 and 4 and Picway Plant Unit 5 generating units which includes $13 million of related material and supplies inventory.

2011

Muskingum River Plant Unit 5 FGD Project (MR5) – Affecting OPCo

In September 2011, subsequent to the stipulation agreement filed with the PUCO, management determined that OPCo was not likely to complete the previously suspended MR5 project and that the project's preliminary engineering costs were no longer probable of being recovered. As a result, in the third quarter of 2011, OPCo recorded a pretax write-off of $42 million in Asset Impairments and Other Related Charges on the statement of income.

Sporn Plant Unit 5 – Affecting OPCo

In the third quarter of 2011, management decided to no longer offer the output of Sporn Unit 5 into the PJM market. Sporn Unit 5 is not expected to operate in the future, resulting in the removal of Sporn Unit 5 from the Interconnection Agreement. As a result, in the third quarter of 2011, OPCo recorded a pretax write-off of $48 million in Asset Impairments and Other Related Charges on the statement of income.

Southwestern Electric Power Co [Member]
Acquisitions, Dispositions and Impairments

5. ACQUISITIONS AND IMPAIRMENTS

ACQUISITIONS

2010

Valley Electric Membership Corporation – Affecting SWEPCo

In October 2010, SWEPCo purchased certain transmission and distribution assets of Valley Electric Membership Corporation (VEMCO) for approximately $102 million and began serving VEMCO's 30,000 customers in Louisiana.

IMPAIRMENTS

2012

Turk Plant – Affecting SWEPCo

In 2012, SWEPCo recorded a pretax write-off of $13 million in Asset Impairments and Other Related Charges on the statement of income related to unrecoverable construction costs subject to the Texas capital costs cap portion of the Turk Plant.

2011

Turk Plant – Affecting SWEPCo

In the fourth quarter of 2011, SWEPCo recorded a pretax write-off of $49 million in Asset Impairments and Other Related Charges on the statement of income related to the Texas jurisdictional portion of the Turk Plant as a result of the November 2011 Texas Court of Appeals decision upholding the Texas capital cost cap.